Components of Net Postretirement Expense (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on the accumulated obligation	$ 173	$ 229	$ 235
Prior service (credit)	(220)	(235)	(247)
Net actuarial (gains) losses	24
Net Pension Cost	(23)	(6)	(12)
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost - benefits earned during the period	1,307	1,097	1,061
Interest cost on the accumulated obligation	939	854	832
Net actuarial (gains) losses	332	230	229
Net Pension Cost	$ 2,578	$ 2,181	$ 2,122